Related Parties - Summary of Executive Team and Director Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Transactions Between Related Parties [Line Items]
Short-term employee benefits – salaries and wages	$ 3,529	$ 2,177	$ 1,767
Long-term employee benefits – share-based payment	16,222	6,822	3,351
Key management compensation	$ 19,751	$ 8,999	$ 5,118